SCHEDULE OF MEASUREMENT OF THE OPTION FAIR VALUES AT GRANT DATE (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair value at grant date	$ 2.03	$ 1.64
Share price at grant date	3.73	3.34
Exercise price	$ 3.73	$ 3.34
Risk free interest rate	0.39%	0.56%
Expected life of options in years	3 years 3 months 3 days	5 years
Expected volatility	80.37%	74.81%
Expected dividend yield	0.00%	0.00%
Estimated forfeiture rate	5.87%	4.76%